Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Trading loans, securities, and other1
Trading loans, securities, and other	$ 147,438	$ 148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,252	8,548
Derivatives
Derivatives	51,742	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,632	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	84,389	103,285
Securities purchased under reverse repurchase agreements	162,154	169,162
FINANCIAL LIABILITIES
Trading deposits	29,445	19,177
Derivatives
Derivatives	52,715	53,203
Securitization liabilities at fair value	13,633	13,718
Financial liabilities designated at fair value through profit or loss	92,355	59,665
Obligations related to securities sold short	36,723	34,999
Obligations related to securities sold under repurchase agreements	155,863	188,876
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	147,438	148,318
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	9,252	8,548
Derivatives
Derivatives	51,742	54,242
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,632	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	84,389	103,285
Securities purchased under reverse repurchase agreements	7,905	7,395
FINANCIAL LIABILITIES
Trading deposits	29,445	19,177
Derivatives
Derivatives	52,715	53,203
Securitization liabilities at fair value	13,633	13,718
Financial liabilities designated at fair value through profit or loss	92,355	59,665
Obligations related to securities sold short	36,723	34,999
Obligations related to securities sold under repurchase agreements	6,437	3,675
Recurring fair value measurement [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,534	2,599
Recurring fair value measurement [member] | Loans 1 [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,645	2,502
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,352	21,492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,414	14,126
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,939	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,466	16,502
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,787	22,825
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	23,245	33,034
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,128	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,666	10,756
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage Backed Securities 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,516	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,112	3,865
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,668	5,615
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,693	13,353
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,823	10,006
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,484	9,895
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	57,061	43,879
Recurring fair value measurement [member] | Trading Loans [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,827	12,959
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,457	13,460
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	10	14
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	6,713	4,830
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,632	4,739
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,539	3,718
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	12,719	17,959
Derivatives
Derivatives	13,266	19,132
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	32,168	29,620
Derivatives
Derivatives	30,254	27,314
Recurring fair value measurement [member] | Credit Derivatives [Member]
Derivatives
Derivatives	26	19
Derivatives
Derivatives	333	327
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	4,528	4,230
Derivatives
Derivatives	7,012	4,437
Recurring fair value measurement [member] | Commodity Contracts [Member]
Derivatives
Derivatives	2,301	2,414
Derivatives
Derivatives	1,850	1,993
Recurring fair value measurement [member] | Held For Trading [Member]
Derivatives
Obligations related to securities sold under repurchase agreements	5,620	3,675
Recurring fair value measurement [member] | Designated At Fair Value Through Profit Or Loss [Member]
Derivatives
Obligations related to securities sold under repurchase agreements	817
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	68,977	57,167
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	171	232
Derivatives
Derivatives	352	423
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,899	1,005
Derivatives
Derivatives	293	383
Obligations related to securities sold short	1,941	1,039
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,899	1,005
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	104	351
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	57,012	43,840
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,861	12,976
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	171	232
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	4	22
Derivatives
Derivatives	2	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	16	13
Derivatives
Derivatives	11	14
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	3	5
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity Contracts [Member]
Derivatives
Derivatives	329	383
Derivatives
Derivatives	280	355
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	78,455	91,132
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,350	7,742
Derivatives
Derivatives	51,348	53,438
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,632	4,739
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	79,789	100,681
Securities purchased under reverse repurchase agreements	7,905	7,395
FINANCIAL LIABILITIES
Trading deposits	29,258	14,528
Derivatives
Derivatives	52,223	51,620
Securitization liabilities at fair value	13,633	13,718
Financial liabilities designated at fair value through profit or loss	92,337	59,641
Obligations related to securities sold short	34,782	33,960
Obligations related to securities sold under repurchase agreements	6,437	3,675
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	15
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,645	2,502
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	17,248	21,141
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,414	14,126
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,938	8,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	17,466	16,502
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,787	22,809
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	23,245	33,034
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,128	4,563
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,666	10,756
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage Backed Securities 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,516	1,690
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,112	3,865
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,668	5,613
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,688	13,352
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,823	10,006
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,417	9,875
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	49	39
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,827	12,959
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	596	484
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	10	14
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,814	4,027
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	4,632	4,739
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,536	3,715
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	12,709	17,937
Derivatives
Derivatives	13,163	19,022
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	32,146	29,605
Derivatives
Derivatives	30,243	27,300
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Derivatives [Member]
Derivatives
Derivatives	26	19
Derivatives
Derivatives	333	327
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	4,519	3,855
Derivatives
Derivatives	6,916	3,360
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity Contracts [Member]
Derivatives
Derivatives	1,948	2,022
Derivatives
Derivatives	1,568	1,611
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Held For Trading [Member]
Derivatives
Obligations related to securities sold under repurchase agreements	5,620	3,675
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Designated At Fair Value Through Profit Or Loss [Member]
Derivatives
Obligations related to securities sold under repurchase agreements	817
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6	19
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	731	574
Derivatives
Derivatives	42	381
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,701	1,599
FINANCIAL LIABILITIES
Trading deposits	187	4,649
Derivatives
Derivatives	199	1,200
Financial liabilities designated at fair value through profit or loss	18	24
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,634	1,579
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other		16
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other		2
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	5	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	67	20
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	728	571
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3	3
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	6
Derivatives
Derivatives	101	96
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	6	2
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	6	370
Derivatives
Derivatives	96	1,077
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity Contracts [Member]
Derivatives
Derivatives	24	9
Derivatives
Derivatives	$ 2	$ 27